Critical Accounting Estimates and Judgements - Disclosure of Adjustments of Financial Statements (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of retrospective adjustments of financial statements [Line items]
Indemnification income	S/ 686	S/ 3,220	S/ (33,600)
Inventories impairment		S/ 40,908	36,353
GyM S A [member] | Consorcio Constructor Ductos del Sur [member]
Disclosure of retrospective adjustments of financial statements [Line items]
Income for debt forgiveness			431,484
Indemnification income			33,600
Work in progress impairment			(410,199)
Other provisions			(24,915)
Inventories impairment			(33,824)
Financial expenses			(7,004)
Property, plant and equipment impairment			(4,143)
Others (liability) asset, net			(164)
Adjustment for reconcile profit (loss)			S/ (15,165)